14A. Amount due to a shareholder (ZHEJIANG JIAHUAN)	12 Months Ended
Dec. 31, 2014
ZHEJIANG JIAHUAN
14A. Amount due to a shareholder	The amount due to a shareholder do not bear any interest, unsecured and do not have clearly defined terms of repayment.